Goodwill and intangible assets - Goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,912	£ 3,893
Intangibles	4,327	4,168
Carrying value	8,239	8,061
Head Office
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	42	42
Intangibles	2	5
Carrying value	44	47
Barclays UK | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,560	3,560
Intangibles	1,263	1,233
Carrying value	4,823	4,793
Barclays International | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	310	291
Intangibles	3,062	2,930
Carrying value	£ 3,372	£ 3,221